DEFERRED OFFERING COSTS	12 Months Ended
Mar. 31, 2025
DEFERRED OFFERING COSTS
DEFERRED OFFERING COSTS

7. DEFERRED OFFERING COSTS

Deferred offering costs consist principally of accounting fees, legal fees and other fees incurred through the balance sheet date that are related to the proposed offering of the American depositary shares. Deferred offering costs related to the offering will offset proceeds recorded as equity if the transaction is completed or charged to expense if the offering is not completed. As of March 31, 2025 and 2024, deferred offering costs are US$1,943,744 and US$1,606,490, respectively.